October 24, 2019

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e), this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus and statement of additional information which was filed with the Securities and Exchange Commission on October 10, 2019 (Accession Number: 0001387131-19-007551) for the DGHM V2000 SmallCap Value Fund and the DGHM MicroCap Value Fund, each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

2